Investments in affiliates and investments in available-for-sale securities	12 Months Ended
Dec. 31, 2020
INVESTMENTS IN AFFILIATES AND INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES [Abstract]
INVESTMENTS IN AFFILIATES AND INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES

NOTE 9: INVESTMENTS IN AFFILIATE COMPANIES AND INVESTMENTS IN AVAILABLE–FOR–SALE SECURITIES

Navios Partners

On August 7, 2007, Navios Holdings formed Navios Partners under the laws of Marshall Islands. Navios GP L.L.C. (the “General Partner”), a wholly owned subsidiary of Navios Holdings, was also formed on that date to act as the general partner of Navios Partners and received a 2.0% general partner interest.

During the first quarter of 2018, Navios Partners also issued 1,370,044 of common units to Navios Partners’ directors and/or officers. Concurrently, Navios Holdings acquired 27,960 common units in Navios Partners in order to maintain its 2.0% general partner interest for a cash consideration of $64.

On February 21, 2018, Navios Partners closed an offering of 18,422,000 common units which includes the sale of $5,000 of common units to Navios Holdings. In addition, Navios Holdings paid $714 to retain its 2.0% general partnership interest.

In December 2018, Navios Partners also issued 1,464,494 of restricted common units to Navios Partners’ directors and/or officers. Concurrently, Navios Holdings acquired 29,888 common units in Navios Partners in order to maintain its 2.0% general partner interest for a cash consideration of $27.

In January 2019, the Board of Directors of Navios Partners authorized a common unit repurchase program for up to $50,000 of Navios Partners’ common units over a two-year period. As of December 31, 2020, Navios Partners had repurchased and cancelled 4,694,279 common units.

In February 2019, Navios Partners issued 380,952 of restricted common units to Navios Partners’ directors and/or officers. Concurrently, Navios Holdings acquired 7,775 common units in Navios Partners in order to maintain its 2.0% general partner interest for a cash consideration of $8.

On April 25, 2019, Navios Partners announced a 1-for-15 reverse stock split of its issued and outstanding shares of common units and general partners units. The reverse stock split was effective on May 21, 2019. All issued and outstanding shares of common units and general partner units contained to the notes to the consolidated financial statements until May 21, 2019, are presented before reverse stock split.

As of December 31, 2020 and following the sale of Navios Partners general partnership interest effected on August 30, 2019, referred to in Note 3, Navios Holdings held a total of 2,070,216 (post reverse stock split) common units representing a 17.9% ownership interest in Navios Partners. Navios Holdings evaluated its investment in the common stock of Navios Partners under ASC 323 and concluded that it had the ability to exercise significant influence over the operating and financial policies of Navios Partners and, therefore, its investment in Navios Partners is accounted for under the equity method. Incentive distribution rights are held by Navios GP L.L.C.

As of December 31, 2020 and 2019, the unamortized difference between the carrying amount of the investment in Navios Partners and the amount of the Company’s underlying equity in net assets of Navios Partners was $77,904 and $101,492, respectively. As a result of the OTTI loss recorded as at December 31, 2018, the Company has recomputed this difference which is amortized through “Equity in net losses of affiliate companies” over the remaining life of Navios Partners’ tangible and intangible assets.

As of December 31, 2020 and 2019, the carrying amount of the investment in Navios Partners was $39,133 and $35,116, respectively. During the years ended December 31, 2020, 2019 and 2018, the Company recognized an OTTI loss of $0, $0 and $55,524, respectively relating to its investment in Navios Partners and the amounts are included within the caption “Equity in net losses of affiliate companies”.

Total equity method income and amortization of deferred gain of $5,466, $13,526 and $16,171, excluding OTTI loss, were included within the caption “Equity in net losses of affiliate companies” for the years ended December 31, 2020, 2019 and 2018, respectively.

Dividends received during the years ended December 31, 2020, 2019 and 2018 were $1,449, $2,692, and $2,068, respectively.

As of December 31, 2020, the market value of the investment in Navios Partners was $23,186. Based on Company’s evaluation of the duration and magnitude of the fair value decline, Navios Partners’ financial condition and near-term prospects, and the Company’s intent and ability to hold its investment in Navios Partners until recovery, the Company concluded that the decline in fair value of its investment in Navios Partners below its carrying value is temporary and, therefore, no impairment was recorded.

Acropolis

On December 6, 2018, Navios Holdings completed the sale of its investment in Acropolis, a brokerage firm for freight and shipping charters, for a cash consideration of $1,000 resulting in a gain of $866 which is included within the caption “Other income”. The amount of $500 of the cash consideration was received in December 2018 and the remaining amount of $500 was received in December 2019. Navios Holdings, until the sale of its investment, had a 50% interest in Acropolis. Although Navios Holdings owned 50% of Acropolis’ stock, Navios Holdings agreed with the other shareholder that the earnings and amounts declared by way of dividends would be allocated 35% to the Company with the balance to the other shareholder. Dividends received for each of the years ended December 31, 2020, 2019 and 2018 were $0, $0 and $170, respectively.

Navios Acquisition

In February 2018, the Board of Directors of Navios Acquisition authorized a stock repurchase program for up to $25,000 of Navios Acquisition’s common stock, for two years. Stock repurchases will be made from time to time for cash in open market transactions at prevailing market prices or in privately negotiated transactions. As of December 31, 2020, Navios Acquisition had repurchased 735,251 shares of common stock.

On December 13, 2018, Navios Acquisition completed the merger contemplated by the previously announced Agreement and Plan of Merger (the “Merger Agreement”), dated as of October 7, 2018, by and among Navios Acquisition, its direct wholly-owned subsidiary NMA Sub LLC (“Merger Sub”), Navios Maritime Midstream Partners L.P. (“Navios Midstream”) and Navios Midstream Partners GP LLC. Pursuant to the Merger Agreement, Merger Sub merged with and into Navios Midstream, with Navios Midstream surviving as a wholly-owned subsidiary of Navios Acquisition.

As of December 31, 2020, Navios Holdings had a 29.5% economic interest in Navios Acquisition.

As of December 31, 2020 and 2019, the pre-OTTI loss unamortized difference between the carrying amount of the investment in Navios Acquisition and the amount of the Company’s underlying equity in net assets of Navios Acquisition was $68,793 and $79,477, respectively. As a result of the OTTI loss recorded as at December 31, 2020, the Company will recompute this difference to be amortized in future period through “Equity in net losses of affiliate companies” over the remaining life of Navios Acquisition’s tangible and intangible assets. As a result of the OTTI loss recorded as at June 30, 2019, the Company had recomputed this difference which is amortized through “Equity in net losses of affiliate companies” over the remaining life of Navios Acquisition tangible and intangible assets.

As of December 31, 2020 and 2019, the carrying amount of the investment in Navios Acquisition was $15,033 and $19,894, respectively. During the year ended December 31, 2020, 2019 and 2018, the Company recognized an OTTI loss of $13,368, $13,543 and $0, respectively, relating to its investment in Navios Acquisition and the amount was included within the caption “Equity in net losses of affiliate companies”.

Total equity method income/(loss) of $13,129, $(11,098) and $(43,378), excluding OTTI loss, were included within the caption “Equity in net losses of affiliate companies” for the years ended December 31, 2020, 2019, and 2018, respectively.

Dividends received for each of the years ended December 31, 2020, 2019 and 2018 were $5,838, $4,379 and $5,838, respectively.

As of December 31, 2020, the market value of the investment in Navios Acquisition was $15,033.

Navios Europe I

On December 18, 2013, Navios Europe I acquired ten vessels for aggregate consideration consisting of (i) cash (which was funded with the proceeds of senior loan facilities (the “Senior Loans I”) and loans aggregating to $10,000 from Navios Holdings, Navios Acquisition and Navios Partners (in each case, in proportion to their economic interests in Navios Europe I) (collectively, the “Navios Term Loans I”) and (ii) the assumption of a junior participating loan facility (the “Junior Loan I”). In addition to the Navios Term Loans I, Navios Holdings, Navios Acquisition and Navios Partners would also make available to Navios Europe I revolving loans up to $24,100 to fund working capital requirements (collectively, the “Navios Revolving Loans I”). In December 2018, the amount of the Navios Revolving Loans I increased by $30,000.

On an ongoing basis, Navios Europe I was required to distribute cash flows (after payment of operating expenses and amounts due pursuant to the terms of the Senior Loans I) according to a defined waterfall calculation.

Navios Holdings had evaluated its investment in Navios Europe I under ASC 810 and had concluded that Navios Europe I was a VIE and that it was not the party most closely associated with Navios Europe I and, accordingly, was not the primary beneficiary of Navios Europe I.

Navios Holdings had further evaluated its investment in the common stock of Navios Europe I under ASC 323 and had concluded that it had the ability to exercise significant influence over the operating and financial policies of Navios Europe I and, therefore, its investment in Navios Europe I had been accounted for under the equity method.

The initial amount provided for in Navios Europe I of $4,750, at the inception included the Company’s share of the basis difference between the fair value and the underlying book value of the assets of Navios Europe I, which amounted to $6,763. This difference had been amortized through “Equity in net losses of affiliate companies” over the remaining life of Navios Europe I.

As of December 31, 2019, the Company received the outstanding receivable amount from Navios Europe I of $13,420 relating to Navios Europe I following the liquidation of the structure (Note 16).

No equity method income was included within the caption “Equity in net losses of affiliate companies” for the years ended December 31, 2020, 2019 and 2018.

Navios Europe II

On February 18, 2015, Navios Holdings, Navios Acquisition and Navios Partners established Navios Europe II. From June 8, 2015 through December 31, 2015, Navios Europe II acquired 14 vessels for aggregate consideration consisting of: (i) cash (which was funded with the proceeds of a senior loan facility (the “Senior Loans II”) and loans aggregating to $14,000 from Navios Holdings, Navios Acquisition and Navios Partners (in each case, in proportion to their economic interests in Navios Europe II) (collectively, the “Navios Term Loans II”) and (ii) the assumption of a junior participating loan facility (the “Junior Loan II”). In addition to the Navios Term Loans II, Navios Holdings, Navios Acquisition and Navios Partners would also make available to Navios Europe II revolving loans up to $43,500 to fund working capital requirements (collectively, the “Navios Revolving Loans II”). In March 2017, the amount of the Navios Revolving Loans II increased by $14,000. On April 21, 2020, Navios Europe II and the lenders agreed to fully release the liabilities under the Junior Loan II for $5,000. On December 31, 2019, Navios Holdings had a $44,300 receivable from Navios Europe II. The structure was liquidated in June 2020.

On an ongoing basis, Navios Europe II was required to distribute cash flows (after payment of operating expenses and amounts due pursuant to the terms of the Senior Loans II) according to a defined waterfall calculation.

Navios Holdings had evaluated its investment in Navios Europe II under ASC 810 and had concluded that Navios Europe II was a VIE and that it was not the party most closely associated with Navios Europe II and, accordingly, was not the primary beneficiary of Navios Europe II.

Navios Holdings had further evaluated its investment in the common stock of Navios Europe II under ASC 323 and had concluded that it had the ability to exercise significant influence over the operating and financial policies of Navios Europe II and, therefore, its investment in Navios Europe II had been accounted for under the equity method.

The initial amount provided for in Navios Europe II of $6,650, at the inception included the Company’s share of the basis difference between the fair value and the underlying book value of the assets of Navios Europe II, which amounted to $9,419. This difference had been amortized through “Equity in net losses of affiliate companies” over the remaining life of Navios Europe II. As of December 31, 2020 and December 31, 2019, the unamortized basis difference of Navios Europe II was $0 and $5,128, respectively.

As of March 31, 2020, the Company considered the decline in fair value of its investment in Navios Europe II as OTTI and therefore recognized a loss of $6,650 in the accompanying consolidated statement of comprehensive (loss)/income.

As of December 31, 2020, the Company received in cash all balances relating to Navios Europe II following the liquidation of the structure and recognized a loss of $6,050 included in the accompanying consolidated statements of comprehensive (loss)/income for the year ended December 31, 2020, within the caption “Impairment of loan receivable from affiliate company” (Note 16).

Total equity method income of $0, $1,775 and $2,032 was included within the caption “Equity in net losses of affiliate companies” for the years ended December 31, 2020, 2019 and 2018, respectively.

As of December 31, 2020 and 2019, the carrying amount of the investment in Navios Europe II and the balance of Navios Terms Loans II was $0 and $6,650, respectively.

Navios Containers (Consolidated from November 30, 2018 to August 30, 2019)

On June 8, 2017, Navios Maritime Containers Inc. closed a private placement of 10,057,645 shares of its common stock at a subscription price of $5.00 per share resulting in gross proceeds of $50,288. Navios Holdings invested $5,000, and Navios Partners invested $30,000 in Navios Maritime Containers Inc. Each of Navios Holdings and Navios Partners also received warrants for the purchase of an additional 1.7% and 6.8%, respectively, of the equity of Navios Maritime Containers Inc.

On March 13, 2018, Navios Maritime Containers Inc. closed an additional private placement in which Navios Holdings invested $500.

On November 30, 2018, Navios Maritime Containers Inc. was converted into a limited partnership. All of the warrants described above issued to Navios Partners and Navios Holdings expired. On December 3, 2018, Navios Partners distributed approximately 2.5% of the outstanding equity of Navios Containers to the unitholders of Navios Partners in connection with the listing of Navios Containers on the Nasdaq Global Select Market.

Navios Holdings until November 30, 2018 had evaluated its investment in the common stock of Navios Containers under ASC 323 and concluded that it had the ability to exercise significant influence over the operating and financial policies of Navios Maritime Containers Inc. and, therefore, its investment in Navios Maritime Containers Inc. was accounted for under the equity method.

As of December 31, 2020, and following the above mentioned placements and the conversion of Navios Maritime Containers Inc. into a limited partnership, Navios Holdings owned 3.9% of the equity of Navios Containers.

Following the sale of Navios Containers general partnership interest effected on August 30, 2019, referred in Note 3, Navios Holdings evaluated its investment in the common stock of Navios Containers under ASC 323 and concluded that it had the ability to exercise significant influence over the operating and financial policies of Navios Containers and, therefore, its investment in Navios Containers is accounted for under the equity method.

Total equity method income of $130, $155 and $417 were included within the caption “Equity in net losses of affiliate companies” for the year ended December 31, 2020, for the period from August 30, 2019 (date of loss of control) to December 31, 2019 and for the period from January 1, 2018 to November 30, 2018 (date of obtaining control), respectively.

As of December 31, 2020 and 2019, the carrying amount of the investment in Navios Containers was $2,812 and $2,682, respectively.

As of December 31, 2020, the market value of the investment in Navios Containers was $5,179.

Merger Agreement Navios Partners: On January 4, 2021, Navios Containers and Navios Partners announced that they entered into a definitive merger agreement (the “Navios Partners’ Merger”). Under the terms of the Navios Partners’ Merger, Navios Partners acquired all of the publicly held common units of Navios Containers through the issuance of 8,133,452 newly issued common units of Navios Partners in exchange for the publicly held common units of Navios Containers at an exchange ratio of 0.39 units of Navios Partners for each Navios Containers common unit. The Navios Partners’ Merger was completed on March 31, 2021 and Navios Holdings had 12.6% ownership interest in Navios Partners. As of the close of the market on March 31, 2021, Navios Containers’ common units were no longer listed for trading on NASDAQ.

Following the results of the significance tests performed by the Company, it was concluded that two affiliate companies met the significance threshold requiring summarized financial information of all affiliate companies being presented.

Summarized financial information of the affiliate companies is presented below:

	December 31, 2020				December 31, 2019
Balance Sheet	Navios Partners	Navios Acquisition	Navios Europe II	Navios Containers	Navios Partners	Navios Acquisition	Navios Europe II	Navios Containers
Cash and cash equivalents, including restricted cash	$30,728	$41,357	$—	$7,573	$30,402	$44,051	$27,431	$18,109
Current assets	$60,780	$140,605	$—	$16,684	$75,990	$114,008	$32,249	$29,450
Non-current assets	$1,146,489	$1,428,392	$—	$414,106	$1,177,527	$1,441,947	$179,688	$430,852
Current liabilities	$253,252	$805,860	$—	$39,862	$79,784	$241,939	$57,078	$71,397
Long- term debt including current portion, net	$486,857	$1,076,587	$—	$232,159	$489,028	$1,173,117	$89,025	$245,658
Non-current liabilities	$299,187	$433,280	$—	$199,383	$445,714	$1,000,164	$163,123	$198,925

	December 31, 2020
Income Statement	Navios Partners	Navios Acquisition	Navios Europe II	Navios Containers
Revenue	$226,771	$361,438	$17,059	$127,188
Net (loss)/income	$(68,541)	$27,465	$(26,661)	$3,348

	December 31, 2019					December 31, 2018
Income Statement	Navios Partners	Navios Acquisition	Navios Europe I	Navios Europe II	Navios Containers	Navios Partners	Navios Acquisition	Navios Europe I	Navios Europe II
Revenue	$219,379	$280,117	$36,822	$46,718	$141,532	$231,361	$187,946	$34,885	$49,870
Net (loss)/ income before non-cash change in fair value of Junior Loan I and Junior Loan II	$(62,134)	$(65,707)	$(18,575)	$(30,203)	$7,507	$(13,081)	$(82,233)	$(22,881)	$(12,899)
Net (loss)/income	$(62,134)	$(65,707)	$(18,575)	$(30,203)	$7,507	$(13,081)	$(82,233)	$(3,197)	$(12,169)

Available-for-sale securities (“AFS Securities”)

During the year ended December 31, 2017, the Company received shares of Pan Ocean Co. Ltd (“STX”) as partial compensation for the claims filed under the Korean court for all unpaid amounts in respect of the employment of the Company’s vessels. The shares were recorded at fair value upon their issuance and subsequent changes in market value are recognized within accumulated other comprehensive income/(loss) or since January 1, 2018, when the Company adopted ASU 2016-01, “Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities”, within consolidated statement of comprehensive (loss)/income.

The shares received from STX were accounted for under the guidance for AFS Securities. The Company has no other types of AFS Securities.

As of December 31, 2020 and 2019, the carrying amount of the AFS Securities related to STX was $222 and $189, respectively and was included within the caption “Other long-term assets” in the consolidated balance sheets. During the year ended December 31, 2020, the unrealized holding gain related to these AFS Securities included within the caption “Other income” was $33. During the year ended December 31, 2019 and 2018, the unrealized holding loss related to these AFS Securities included within the caption “Other expense” was $3 and $46, respectively.